Consolidated Balance Sheets (Parentheticals) - $ / shares	Jul. 31, 2025	Jul. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized (in Shares)	100,000,000,000	100,000,000,000
Ordinary shares, issued (in Shares)	1,313,373	662,081
Ordinary shares, outstanding (in Shares)	1,313,373	662,081